Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	December 31,
(in thousands)	2012	2011
Income taxes on intercompany profit	$12,507	$17,998
Insurance	2,924	2,661
Dividend funding	0	8,529
Marketable securities—Innospec Inc. settlement	0	5,208
Other	2,754	2,587
	$18,185	$36,983